Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	1.81825%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,188,876.04

Principal:
Principal Collections	$27,410,634.90
Prepayments in Full	$12,598,475.49
Liquidation Proceeds	$889,654.78
Recoveries	$56,202.90
Sub Total	$40,954,968.07
Collections	$44,143,844.11

Purchase Amounts:
Purchase Amounts Related to Principal	$37,968.74
Purchase Amounts Related to Interest	$291.09
Sub Total	$38,259.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,182,103.94

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,182,103.94
Servicing Fee	$1,033,959.89	$1,033,959.89	$0.00	$0.00	$43,148,144.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,148,144.05
Interest - Class A-2a Notes	$690,923.74	$690,923.74	$0.00	$0.00	$42,457,220.31
Interest - Class A-2b Notes	$84,515.77	$84,515.77	$0.00	$0.00	$42,372,704.54
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$41,234,410.37
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$40,854,956.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,854,956.62
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$40,731,790.95
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,731,790.95
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$40,643,445.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,643,445.12
Regular Principal Payment	$41,411,780.56	$40,643,445.12	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$44,182,103.94

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,643,445.12
Total					$40,643,445.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$33,650,663.54	$69.93	$690,923.74	$1.44	$34,341,587.28	$71.37
Class A-2b Notes	$6,992,781.58	$69.93	$84,515.77	$0.85	$7,077,297.35	$70.78
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$40,643,445.12	$24.91	$2,504,698.93	$1.54	$43,148,144.05	$26.45

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$298,240,464.65	0.6197591	$264,589,801.11	0.5498313
Class A-2b Notes	$61,975,908.03	0.6197591	$54,983,126.45	0.5498313
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,092,896,372.68	0.6698105	$1,052,252,927.56	0.6449011

Pool Information
Weighted Average APR	3.178%	3.162%
Weighted Average Remaining Term	48.63	47.76
Number of Receivables Outstanding	49,117	48,299
Pool Balance	$1,240,751,869.91	$1,199,070,660.00
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,135,647,633.19	$1,098,024,620.93
Pool Factor	0.6944381	0.6711095

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$101,046,039.07
Targeted Overcollateralization Amount	$147,586,067.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$146,817,732.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		111	$744,476.00
(Recoveries)		32	$56,202.90
Net Loss for Current Collection Period			$688,273.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6657%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6368%
Second Prior Collection Period			0.7966%
Prior Collection Period			0.6318%
Current Collection Period			0.6770%
Four Month Average (Current and Prior Three Collection Periods)			0.6856%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1151	$5,830,766.89
(Cumulative Recoveries)			$307,979.29
Cumulative Net Loss for All Collection Periods			$5,522,787.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3091%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,065.83
Average Net Loss for Receivables that have experienced a Realized Loss			$4,798.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.88%	386	$10,502,808.71
61-90 Days Delinquent	0.10%	37	$1,183,237.46
91-120 Days Delinquent	0.02%	8	$233,460.19
Over 120 Days Delinquent	0.04%	13	$504,497.86
Total Delinquent Receivables	1.04%	444	$12,424,004.22

Repossession Inventory:
Repossessed in the Current Collection Period		27	$875,528.10
Total Repossessed Inventory		50	$1,682,624.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1440%
Prior Collection Period			0.1629%
Current Collection Period			0.1201%
Three Month Average			0.1423%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1602%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer